WARRANTS - Schedule of Private Placement Warrants (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WARRANTS
Risk-free interest rate	3.84%	3.98%
Expected life	5 years 2 months 8 days	5 years 4 months 6 days
Expected volatility of underlying stock	0.00%	0.00%
Dividends	0.00%	0.00%